GENERAL (Schedule of Pro Forma Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
GENERAL [Abstract]
Total revenues	$ 10,171	$ 7,877
Net loss	$ 19,370	$ 22,577